Expense Example, No Redemption - BNY Mellon Research Growth Fund, Inc.	Feb. 29, 2024 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 674
Expense Example, No Redemption, 3 Years	898
Expense Example, No Redemption, 5 Years	1,140
Expense Example, No Redemption, 10 Years	1,832
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	181
Expense Example, No Redemption, 3 Years	592
Expense Example, No Redemption, 5 Years	1,028
Expense Example, No Redemption, 10 Years	2,242
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	80
Expense Example, No Redemption, 3 Years	266
Expense Example, No Redemption, 5 Years	469
Expense Example, No Redemption, 10 Years	1,053
Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	80
Expense Example, No Redemption, 3 Years	253
Expense Example, No Redemption, 5 Years	442
Expense Example, No Redemption, 10 Years	988
Class Z
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	86
Expense Example, No Redemption, 3 Years	275
Expense Example, No Redemption, 5 Years	479
Expense Example, No Redemption, 10 Years	$ 1,070